Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transactions
Advances on account of the vessels' operating expenses	$ 21,326		$ 20,426
Due to executive officers shown under accounts payable	300		200
Manager
Related Party Transactions
Management fees incurred shown under General and administrative expenses	9,200	$ 8,600
Management commissions incurred shown under Voyage expenses	3,500	$ 2,700
Advances on account of the vessels' operating expenses	$ 21,300		$ 20,400